Organization and principal activities	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and principal activities

1.	Organization and principal activities

(a)	Principal activities

Intchains Group Limited (the “Company” or “Parent Company”), an exempted company with limited liability incorporated in the Cayman Islands and its subsidiaries are collectively referred to as the “Group”. The Group are principally engaged in provision of altcoin mining products, the strategic acquisition and holding of Ethereum-based cryptocurrencies, and the active development of innovative Web3 applications in the People’s Republic of China (the “PRC”), Singapore and other countries and regions.

Intchains DQ Asset Holding Limited and Intchains SCH Holding Limited, the limited liability companies incorporated in the British Virgin Islands (the “BVI”), are the ultimate holding companies of the Company and are owned by Mr. Qiang Ding (“Mr. Ding”) and Mr. Chaohua Sheng (“Mr. Sheng”). Mr. Ding and Mr. Sheng are the ultimate controlling shareholders (collectively, the “Controlling Shareholders” or the “Co-Founders”) of the Company.

As at the date of this report, the Company had direct and indirect interests in its subsidiaries, all of which are private limited liability companies, the particulars of which are set out below:

	Date of incorporation	Place of incorporation	Equity interest held	Principal activities
Name of subsidiaries
Intchains Global Limited	October 29, 2021	The BVI	100%	Investment Holding
Intchains Pte. Ltd.	November 17, 2021	Singapore	100%	International Trading business
Intchains Investment (BVI) Limited	July 1, 2021	The BVI	100%	Investment Holding
Intchains Technology (Hongkong) Limited	July 16, 2021	Hong Kong	100%	Investment Holding and Trading business
Jerryken Intelligent Technology (Shanghai) Co., Ltd.	September 28, 2021	Shanghai, China	100%	Assembly of mining products and spare parts
Shanghai Intchains Technology Co., Ltd.	December 13, 2017	Shanghai, China	100%	Research and development of mining products and WEB3 applications
Shanghai Lianfa Information Technology Co., Ltd.	September 9, 2021	Shanghai, China	100%	Research and development of mining products and WEB3 applications
Shanghai Xinbaiwei Smart Technology Co., Ltd.	October 22, 2021	Shanghai, China	100%	Trading business
Intchains Capital Limited	May 17, 2023	Cayman Islands	100%	Investment Holding
Shanghai Dongyuanwei Information Technology Co., Ltd.	May 28, 2024	Shanghai, China	100%	Research and development of mining products and WEB3 applications
Intchains (Malaysia) Sdn. Bhd.	May 31, 2024	Malaysia	100%	Maintenance Service
InnoMech Ops Corporation	December 5, 2024	United States	100%	Global support services
Intchains Digital Corporation	December 10, 2024	United States	100%	Global support services

(b)	Reorganization and stock subdivision

Prior to the incorporation of the Company, the Group’s business was carried out by Shanghai Intchains Technology Co., Ltd. (“Shanghai Intchains”) and its subsidiaries. Shanghai Intchains was established by the Co-Founders and other minor shareholders. To facilitate offshore financing, an offshore corporate structure was formed in December 2021 (the “Reorganization”), which was carried out as follows:

1) On June 28, 2021, the Company was incorporated in the Cayman Islands by the Controlling Shareholders and other minor shareholders of Shanghai Intchains*.

2) On July 1, 2021, Intchains Investment (BVI) Limited was incorporated in the BVI.

3) On July 16, 2021, Intchains Technology (Hongkong) Limited was incorporated in Hong Kong.

4) On September 9, 2021, Shanghai Lianfa Information Technology Co., Ltd. was incorporated in Shanghai, the PRC.

5) On September 28, 2021, Jerryken Intelligent Technology (Shanghai) Co., Ltd. (“Jerryken Shanghai”) was incorporated in Shanghai, the PRC.

6) On October 9, 2021, Golden Stone Hong Kong Holding Limited (“Golden Stone HK”), a Hong Kong company wholly-owned by an independent third party, acquired a 1% equity interest in Shanghai Intchains at a consideration of US$94,192.

7) On October 22, 2021, Shanghai Xinbaiwei Smart Technology Co., Ltd. was incorporated in Shanghai, the PRC.

8) On October 29, 2021, Intchains Global Limited was incorporated in the BVI.

9) On November 2, 2021, Jerryken Shanghai acquired approximately 82.49% equity interest in Shanghai Intchains at a consideration of RMB 49.4949 million.

10) On December 6, 2021, Jerryken Shanghai acquired the 0.18% equity interest in Shanghai Intchains from Golden Stone HK at a cash consideration of RMB 0.1055 million and the remaining 17.33% equity interest in Shanghai Intchains from its other shareholders at an aggregate cash consideration of RMB 10.4375 million, which was recorded as deemed distribution to these shareholders. Shanghai Intchains then became a wholly-owned subsidiary of Jerryken Shanghai.

11) On July 8, 2022, the Company effected 100 for 1 stock subdivision.

*	As the shareholdings in the Company and Shanghai Intchains were with a high degree of common ownership immediately before and after the Reorganization, even though no single investor controlled the Group, the transaction of the Reorganization was determined as recapitalization with lack of economic substance, and was accounted for in a manner similar to a common control transaction. Consequently, the financial information of the Group is presented on a carryover basis for all periods presented. The accompanying consolidated financial statements have been prepared as if the current corporate structure has been in existence throughout the periods presented. The consolidation of the Company has been accounted for at historical cost at the beginning of the first period presented in the accompanying consolidated financial statements. The number of outstanding shares in the consolidated balance sheets, the consolidated statements of changes in shareholders’ equity, and per share information including the net (losses)/earnings per share have been presented retrospectively as of the beginning off the earliest period presented on the consolidated financial statements to reflect the final shares immediately after the stock subdivision on July 8, 2022.